Share-Based Payments - Summary of assumptions Weighted-average Fair Values of Warrants Granted and Assumptions Used for Black-Scholes Option Pricing Model (Detail) - Warrants [Member] - € / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-Average fair values of warrants granted	€ 13.2	€ 9.33
Risk-free interest rate	0.12%
Share entitlement per options	1	1
Exercise price	€ 24.34
Grant date share fair value	€ 24.95
Expected volatility	64.70%
Expected term (in years)	6	6
Vesting conditions	Service	Service
Vesting period	Graded	Graded
Bottom of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate		0.00%
Exercise price		€ 18.68
Grant date share fair value		€ 16.42
Expected volatility		62.80%
Top of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate		0.04%
Exercise price		€ 27.37
Grant date share fair value		€ 22.48
Expected volatility		63.10%